Related Party Transactions	12 Months Ended
Dec. 31, 2021
Notes to Consolidated Financial Statements [Abstract]
Related Party Transactions	NOTE 28 RELATED PARTY TRANSACTIONS We transact with a number of related parties, the most significant being with our associates and joint ventures, key management personnel, and post-employment benefit plans. Sale of Goods We sell potash outside Canada and the US exclusively through Canpotex. Canpotex sells potash to buyers in export markets pursuant to term and spot contracts at agreed upon prices. Our total revenue is recognized at the amount received from Canpotex representing proceeds from their sale of potash, less net costs of Canpotex. Sales to Canpotex are shown in Note 3. The receivable outstanding from Canpotex is shown in Note 11 and arose from sale transactions described above. It is unsecured and bears no interest. There are no provisions held against this receivable. Key Management Personnel Compensation and Transactions with Post-Employment Benefit Plans 2021 2020 Salaries and other short-term benefits 16 16 Share-based compensation 55 26 Post-employment benefits 4 2 Termination benefits 7 ‐ 82 44 Disclosures related to our post-employment benefit plans are shown in Note 21.